Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000149725
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	I Class Shares
Trading Symbol	LPCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The overweight to spread sectors and underweight allocation to US Treasuries aided relative performance over the year. Corporate spread sectors were the largest contributors of active performance led by security selection across Financial and Industrials. Despite heightened volatility mainly from interest rates, spreads were contained and tightened to near decade lows. Our overweight to mortgages has been based on attractive value relative to short dated corporates. At the same time, we view the allocation to MBS as a complementary dampener to spread volatility should corporate spreads experience stress. For example, as corporate spreads widened dramatically during early August, RMBS only widened by 2 basis points and outperformed corporate credit. While MBS continued to perform well versus UST for the balance of the third, corporate bonds found their footing and quickly recovered. The risk unwind was brief, but it demonstrated the value of having a conservative spread asset in portfolios that provides both income and downside protection. Furthermore, the dis-inversion of the yield curve was welcomed, and we closely monitor potential shifts in monetary policy as normalization will benefit our Mortgage-Backed holdings. Overall, investment grade corporates led the bulk of outperformance driven by security selection within Industrials and an overweight to Financials. In Non-Cyclicals, an overweight to Tobacco issuers and selection in Food & Beverage aided strong performance. Selection in Technology, particularly an underweight, helped relative performance. Communications was another segment with positive selection decisions. Earlier laggards in Media & Entertainment recovered from weakness, aiding relative performance. We missed the underweight to Cyclicals and higher beta segments benefitting from the broad market rally. In Utilities, our short duration bias weighed on relative performance as longer duration segments benefited from the rally in rates. In Financials, our overweight in shorter maturities within Banking was supported by GSIBs and Yankee banks, with positive contributions from Life Insurance and Brokerage/Asset Manager/Exchanges subsectors. A small allocation to High Yield securities, which competes strongly with investment grade peers, added strong relative performance, accounting for nearly 30% of total outperformance despite only a 2% allocation. In spite of high interest rates, CMBS had a spectacular year with spreads recovering as investors gained confidence in refinancing properties at more palpable rates. RMBS also faced pressure but traded directionally with interest rates, with additional spread aiding relative performance. Our overweight in seasoned low dollar low coupon as well as 5% and 5.5% aided the portfolio's yield carry and convexity profile. Lower coupons benefitted from the decline in interest rates while higher coupons faced pressure due to increased refinancing. ABS added to relative returns mainly from security selection. Despite spreads widening on robust supply up 10% year-over-year, our selection in high-quality student loans and autos fixed paper overcame sector pressures, adding marginal outperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Core Plus Fund, I Class Shares - $5829300	Bloomberg U.S. Aggregate Bond Index (USD) - $5750191
Dec/14	$5000000	$5000000
Oct/15	$4992028	$5057157
Oct/16	$5257430	$5278180
Oct/17	$5385393	$5325804
Oct/18	$5292364	$5216442
Oct/19	$5894946	$5816820
Oct/20	$6258918	$6176725
Oct/21	$6277410	$6147201
Oct/22	$5217576	$5183165
Oct/23	$5227449	$5201615
Oct/24	$5829300	$5750191

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Core Plus Fund, I Class Shares	11.51%	-0.22%	1.57%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 97,780,185
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 218,459
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$97,780,185	300	$218,459	310%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Foreign Government Bond	0.3%
Municipal Bond	0.4%
Consumer Discretionary	1.2%
Consumer Staples	1.4%
Materials	1.4%
Health Care	2.0%
Short-Term Investments	2.2%
Industrials	2.4%
Information Technology	2.5%
Utilities	3.5%
Communication Services	3.9%
Energy	4.0%
Asset-Backed Securities	6.8%
Financials	13.2%
U.S. Treasury Obligations	17.6%
Mortgage-Backed Securities	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	05/15/54	3.3%
U.S. Treasury Notes	3.875%	10/15/27	2.8%
U.S. Treasury Bonds	4.625%	05/15/44	2.3%
U.S. Treasury Bonds	4.125%	08/15/44	1.9%
U.S. Treasury Notes	3.625%	09/30/31	1.8%
U.S. Treasury Bonds	3.125%	05/15/48	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
FNMA	2.000%	06/01/51	1.3%
FNMA	3.000%	08/01/50	1.1%
FHLMC	5.000%	01/01/53	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/
C000149726
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	R Class Shares
Trading Symbol	LPCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The overweight to spread sectors and underweight allocation to US Treasuries aided relative performance over the year. Corporate spread sectors were the largest contributors of active performance led by security selection across Financial and Industrials. Despite heightened volatility mainly from interest rates, spreads were contained and tightened to near decade lows. Our overweight to mortgages has been based on attractive value relative to short dated corporates. At the same time, we view the allocation to MBS as a complementary dampener to spread volatility should corporate spreads experience stress. For example, as corporate spreads widened dramatically during early August, RMBS only widened by 2 basis points and outperformed corporate credit. While MBS continued to perform well versus UST for the balance of the third, corporate bonds found their footing and quickly recovered. The risk unwind was brief, but it demonstrated the value of having a conservative spread asset in portfolios that provides both income and downside protection. Furthermore, the dis-inversion of the yield curve was welcomed, and we closely monitor potential shifts in monetary policy as normalization will benefit our Mortgage-Backed holdings. Overall, investment grade corporates led the bulk of outperformance driven by security selection within Industrials and an overweight to Financials. In Non-Cyclicals, an overweight to Tobacco issuers and selection in Food & Beverage aided strong performance. Selection in Technology, particularly an underweight, helped relative performance. Communications was another segment with positive selection decisions. Earlier laggards in Media & Entertainment recovered from weakness, aiding relative performance. We missed the underweight to Cyclicals and higher beta segments benefitting from the broad market rally. In Utilities, our short duration bias weighed on relative performance as longer duration segments benefited from the rally in rates. In Financials, our overweight in shorter maturities within Banking was supported by GSIBs and Yankee banks, with positive contributions from Life Insurance and Brokerage/Asset Manager/Exchanges subsectors. A small allocation to High Yield securities, which competes strongly with investment grade peers, added strong relative performance, accounting for nearly 30% of total outperformance despite only a 2% allocation. In spite of high interest rates, CMBS had a spectacular year with spreads recovering as investors gained confidence in refinancing properties at more palpable rates. RMBS also faced pressure but traded directionally with interest rates, with additional spread aiding relative performance. Our overweight in seasoned low dollar low coupon as well as 5% and 5.5% aided the portfolio's yield carry and convexity profile. Lower coupons benefitted from the decline in interest rates while higher coupons faced pressure due to increased refinancing. ABS added to relative returns mainly from security selection. Despite spreads widening on robust supply up 10% year-over-year, our selection in high-quality student loans and autos fixed paper overcame sector pressures, adding marginal outperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	MetLife Core Plus Fund, R Class Shares - $5159997	Bloomberg U.S. Aggregate Bond Index (USD) - $5750191
Dec/14	$5000000	$5000000
Oct/15	$5002689	$5057157
Oct/16	$5268316	$5278180
Oct/17	$5380517	$5325804
Oct/18	$5282032	$5216442
Oct/19	$5654619	$5816820
Oct/20	$5776362	$6176725
Oct/21	$5819126	$6147201
Oct/22	$4832256	$5183165
Oct/23	$4759016	$5201615
Oct/24	$5159997	$5750191

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Core Plus Fund, R Class Shares	8.43%	-1.81%	0.32%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 97,780,185
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 218,459
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$97,780,185	300	$218,459	310%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Foreign Government Bond	0.3%
Municipal Bond	0.4%
Consumer Discretionary	1.2%
Consumer Staples	1.4%
Materials	1.4%
Health Care	2.0%
Short-Term Investments	2.2%
Industrials	2.4%
Information Technology	2.5%
Utilities	3.5%
Communication Services	3.9%
Energy	4.0%
Asset-Backed Securities	6.8%
Financials	13.2%
U.S. Treasury Obligations	17.6%
Mortgage-Backed Securities	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	05/15/54	3.3%
U.S. Treasury Notes	3.875%	10/15/27	2.8%
U.S. Treasury Bonds	4.625%	05/15/44	2.3%
U.S. Treasury Bonds	4.125%	08/15/44	1.9%
U.S. Treasury Notes	3.625%	09/30/31	1.8%
U.S. Treasury Bonds	3.125%	05/15/48	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
FNMA	2.000%	06/01/51	1.3%
FNMA	3.000%	08/01/50	1.1%
FHLMC	5.000%	01/01/53	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/